Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 29, 2023	Sep. 30, 2022	Oct. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (h)	Revenue ($ in millions) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return(3) (g)
2023	$17,261,436	$24,905,013	$5,104,831	$7,246,354	$71.02	$185.42	$982,763,578	$4,772.4
2022	$16,667,162	$(3,791,369)	$5,057,362	$(596,664)	$59.92	$95.60	$1,275,184,583	$5,485.5
2021	$16,150,421	$17,740,729	$4,231,051	$4,521,969	$113.02	$136.11	$1,498,319,703	$5,109.1

(1)
Our PEO was Liam K. Griffin for all years in the table. Our Other NEOs were Kris Sennesael (all years), Carlos S. Bori (all years), Robert J. Terry (all years), Reza Kasnavi (fiscal years 2023 and 2022) and Karilee A. Durham (fiscal year 2021).

(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

(3)
The peer group is the S&P 500 Semiconductors Index.

	2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$17,261,436	$5,104,831	$16,667,162	$5,057,362	$16,150,421	$4,231,051
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(14,554,926)	$(4,125,680)	$(13,087,793)	$(3,865,961)	$(11,612,745)	$(2,876,649)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$20,516,846	$5,815,643	$7,240,513	$2,138,748	$15,499,027	$3,839,404
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$309,275	$88,027	$(16,465,205)	$(4,559,564)	$(3,984,069)	$(1,101,103)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$903,977	$233,375	$1,719,966	$438,328	$1,646,304	$404,850
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$468,405	$130,158	$133,989	$194,423	$41,791	$24,416
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$0	$0	$0	$0	$0	$0
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Amounts for the covered fiscal year	$0	$0	$0	$0	$0	$0
CAP Amounts (as calculated)	$24,905,013	$7,246,354	(3,791,369)	(596,664)	17,740,729	4,521,969

*
Amounts presented are averages for the entire group of Other NEOs in each respective year.

The valuation methodology used to calculate fair values in the above table did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Our PEO was Liam K. Griffin for all years in the table. Our Other NEOs were Kris Sennesael (all years), Carlos S. Bori (all years), Robert J. Terry (all years), Reza Kasnavi (fiscal years 2023 and 2022) and Karilee A. Durham (fiscal year 2021).

Peer Group Issuers, Footnote	(3) The peer group is the S&P 500 Semiconductors Index.
PEO Total Compensation Amount	$ 17,261,436	$ 16,667,162	$ 16,150,421
PEO Actually Paid Compensation Amount	$ 24,905,013	(3,791,369)	17,740,729
Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

(3)
The peer group is the S&P 500 Semiconductors Index.

	2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$17,261,436	$5,104,831	$16,667,162	$5,057,362	$16,150,421	$4,231,051
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(14,554,926)	$(4,125,680)	$(13,087,793)	$(3,865,961)	$(11,612,745)	$(2,876,649)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$20,516,846	$5,815,643	$7,240,513	$2,138,748	$15,499,027	$3,839,404
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$309,275	$88,027	$(16,465,205)	$(4,559,564)	$(3,984,069)	$(1,101,103)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$903,977	$233,375	$1,719,966	$438,328	$1,646,304	$404,850
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$468,405	$130,158	$133,989	$194,423	$41,791	$24,416
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$0	$0	$0	$0	$0	$0
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Amounts for the covered fiscal year	$0	$0	$0	$0	$0	$0
CAP Amounts (as calculated)	$24,905,013	$7,246,354	(3,791,369)	(596,664)	17,740,729	4,521,969

*
Amounts presented are averages for the entire group of Other NEOs in each respective year.

The valuation methodology used to calculate fair values in the above table did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Non-PEO NEO Average Total Compensation Amount	$ 5,104,831	5,057,362	4,231,051
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,246,354	(596,664)	4,521,969
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

(3)
The peer group is the S&P 500 Semiconductors Index.

	2023		2022		2021
Adjustments	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$17,261,436	$5,104,831	$16,667,162	$5,057,362	$16,150,421	$4,231,051
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(14,554,926)	$(4,125,680)	$(13,087,793)	$(3,865,961)	$(11,612,745)	$(2,876,649)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$20,516,846	$5,815,643	$7,240,513	$2,138,748	$15,499,027	$3,839,404
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$309,275	$88,027	$(16,465,205)	$(4,559,564)	$(3,984,069)	$(1,101,103)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$903,977	$233,375	$1,719,966	$438,328	$1,646,304	$404,850
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$468,405	$130,158	$133,989	$194,423	$41,791	$24,416
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$0	$0	$0	$0	$0	$0
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Amounts for the covered fiscal year	$0	$0	$0	$0	$0	$0
CAP Amounts (as calculated)	$24,905,013	$7,246,354	(3,791,369)	(596,664)	17,740,729	4,521,969

*
Amounts presented are averages for the entire group of Other NEOs in each respective year.

The valuation methodology used to calculate fair values in the above table did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the five financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for fiscal year 2023 (our most recently completed fiscal year), to company performance. Of these measures, we have identified revenue as the most important.
EBITDA margin percentile ranking
Emerging revenue growth
Non-GAAP operating income
Revenue
TSR percentile ranking

Total Shareholder Return Amount	$ 71.02	59.92	113.02
Peer Group Total Shareholder Return Amount	185.42	95.6	136.11
Net Income (Loss)	$ 982,763,578	$ 1,275,184,583	$ 1,498,319,703
Company Selected Measure Amount	4,772,400,000	5,485,500,000	5,109,100,000
PEO Name	Liam K. Griffin
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA margin percentile ranking
Measure:: 2
Pay vs Performance Disclosure
Name	Emerging revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP operating income
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	TSR percentile ranking
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,554,926)	$ (13,087,793)	$ (11,612,745)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,516,846	7,240,513	15,499,027
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	309,275	(16,465,205)	(3,984,069)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	903,977	1,719,966	1,646,304
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	468,405	133,989	41,791
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,125,680)	(3,865,961)	(2,876,649)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,815,643	2,138,748	3,839,404
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,027	(4,559,564)	(1,101,103)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	233,375	438,328	404,850
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,158	194,423	24,416
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0